Going Concern	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013
Notes to Financial Statements
Note 2 - GOING CONCERN

As reflected in the accompanying consolidated unaudited financial statements, the Company has an accumulated deficit of $1,966,933 at June 30, 2013 that includes loss of $1,342,672 for the three months ended June 30, 2013. The Company also had a working capital deficiency of $213,405 at June 30, 2013. These factors raise substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements have been prepared on a going concern basis and do not include any adjustments that might result from outcome of this uncertainty.

Although management is currently attempting to implement its business plan, and is seeking additional sources of equity or debt financing, there is no assurance these activities will be successful.

As reflected in the accompanying consolidated financial statements, the Company has an accumulated deficit of $624,261 at March 31, 2013 that includes loss of $392,769 for the year ended March 31, 2013. The Company also had a working capital deficiency of $214,499 at March 31, 2013. These factors raise substantial doubt about the ability of the Company to continue as a going concern. The consolidated financial statements have been prepared on a going concern basis and do not include any adjustments that might result from outcome of this uncertainty.

Although management is currently attempting to implement its business plan, and is seeking additional sources of equity or debt financing, there is no assurance these activities will be successful.